UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc. (d/b/a JennisonDryden Sector Funds)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2009

Date of reporting period:	2/28/2009

Item 1.	Schedule of Investments

Dryden Financial Services Fund (Formerly known as Jennison Financial Services Fund)

Schedule of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 93.3%
COMMON STOCKS 90.4%
Capital Markets 16.2%
114,300	Ameriprise Financial, Inc.	$1,821,942
41,000	Goldman Sachs Group, Inc. (The)	3,734,280
85,000	State Street Corp.(b)	2,147,950
158,125	UBS AG (Switzerland)	1,480,679

		9,184,851

Commercial Banks 49.1%
274,600	Banco Itau Holding Financeira SA, ADR (Brazil)	2,520,828
1,244,600	Bangkok Bank PCL (Thailand)	2,535,998
111,000	Bank of Nova Scotia (Canada)	2,504,960
61,036	BNP Paribas (France)	1,976,661
642,200	DnB NOR ASA (Norway)	2,310,115
78,200	PNC Financial Services Group, Inc.(b)	2,137,988
170,680	Republic First Bancorp, Inc.(a)	979,703
50,050	Societe Generale (France)	1,551,432
159,200	Sparebanken Rogaland (Norway)	562,804
236,578	Standard Chartered PLC (United Kingdom)	2,229,575
141,023	Svenska Handelsbanken AB (Class A) (Sweden)	1,687,845
145,990	Sydbank A/S (Denmark)	1,700,130
93,000	Toronto-Dominion Bank (The) (Canada)	2,733,272
150,200	Webster Financial Corp.(b)	582,776
145,200	Wells Fargo & Co.	1,756,920

		27,771,007

Consumer Finance 3.9%
359,500	Discover Financial Services	2,059,935
27,233	Dollar Financial Corp.(a)	165,577

		2,225,512

Diversified Financial Services 4.2%
51,599	Deutsche Boerse AG (Germany)	2,360,336

Insurance 13.8%
73,600	ACE Ltd.	2,687,136
103,696	AXA SA (France)	945,218
133,258	Hilltop Holdings, Inc.(a)	1,451,180
50,300	Travelers Cos., Inc. (The)	1,818,345
87,500	Unum Group	890,750

		7,792,629

Thrifts & Mortgage Finance 3.2%
203,357	Beneficial Mutual Bancorp, Inc.(a)	1,830,213

	Total common stocks (cost $64,486,076)	51,164,548

PREFERRED STOCKS 2.9%
Commercial Banks
698,805	Banco do Estado do Rio Grande do Sul SA (Class B) (Brazil)	1,636,409
1,104	Citizens Funding Trust I, 7.50%, 9/15/2066	7,728

	Total preferred stocks (cost $1,679,119)	1,644,137

	Total long-term investments (cost $66,165,195)	52,808,685

SHORT-TERM INVESTMENT 14.2%
Affiliated Money Market Mutual Fund
8,075,787	Dryden Core Investment Fund – Taxable Money Market Series (cost $8,075,787; includes $4,163,169 of cash collateral received for securities on loan)(c)(d)	8,075,787

	Total Investments(e) 107.5% (cost $74,240,982)(f)	60,884,472

	Liabilities in excess of other assets (7.5%)	(4,269,344)

	Net Assets 100.0%	$56,615,128

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $3,637,648; cash collateral of $4,163,169 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of February 28, 2009, eleven securities representing $19,340,793 and 34.2% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$76,054,494	$240,688	$(15,410,710)	$(15,170,022)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$41,543,679	—
Level 2 - Other Significant Observable Inputs	19,340,793	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$60,884,472	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2008 and February 28, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.1%
COMMON STOCKS 90.6%
Biotechnology 48.5%
708,856	Acorda Therapeutics, Inc.(a)	$15,594,832
482,300	Alexion Pharmaceuticals, Inc.(a)(b)	16,494,660
3,313,600	Allos Therapeutics, Inc.(a)(b)	18,688,704
79,000	Anadys Pharmaceuticals, Inc.(a)	483,480
1,376,800	BioMarin Pharmaceutical, Inc.(a)(b)	16,521,600
369,700	Celgene Corp.(a)(b)	16,536,681
396,800	Cephalon, Inc.(a)(b)	26,026,112
899,800	Cytori Therapeutics, Inc.(a)(b)	2,483,448
162,200	Genentech, Inc.(a)	13,876,210
113,700	Genzyme Corp.(a)(b)	6,927,741
664,400	Gilead Sciences, Inc.(a)	29,765,121
3,113,900	Incyte Corp. Ltd.(a)(b)	7,193,109
134,900	Intercell AG (Austria)(a)	3,892,743
1,273,800	InterMune, Inc.(a)(b)	19,170,690
2,000,000	Ironwood Pharmaceutical (Microbia), Private Placement, Series E (original cost $7,640,000; purchased 2/21/06)(a)(c)(d)	20,800,000
160,000	Ironwood Pharmaceutical (Microbia), Private Placement, Series F (original cost $1,000,000; purchased 2/21/07)(a)(c)(d)	1,664,000
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 3/24/06)(a)(c)(d)	4,245,463
159,800	Orexigen Therapeutics, Inc.(a)(b)	637,602
440,900	Pharmasset, Inc.(a)	4,210,595
488,100	Regeneron Pharmaceuticals, Inc.(a)(b)	6,955,425
42,181	Santhera Pharmaceutical Holding AG (Switzerland)(a)	1,421,960
300,600	United Therapeutics Corp.(a)(b)	20,173,266
810,200	Vertex Pharmaceuticals, Inc.(a)(b)	24,492,346

		278,255,788

Healthcare Equipment & Supplies 5.4%
106,400	Alcon, Inc.	8,763,104
247,700	Baxter International, Inc.	12,610,407
392,000	China Medical Technologies, Inc., ADR (China)(b)	5,107,760
237,400	EnteroMedics, Inc.(a)	360,848
1,145,854	EnteroMedics, Inc., Private Placement (original cost $1,317,732; purchased 2/20/09)(a)(c)(d)	1,567,528
1,575,795	EnteroMedics, Inc., Private Placement (original cost $1,812,164; purchased 2/20/09)(a)(c)(d)	2,275,448
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	143,160

		30,828,255

Healthcare Providers & Services 7.6%
768,400	Aetna, Inc.	18,341,708
77,800	Air Methods Corp.(a)(b)	1,298,482
242,040	AMERIGROUP Corp.(a)	5,997,751
131,800	CardioNet, Inc.(a)	3,295,000
354,800	Medco Health Solutions, Inc.(a)	14,397,784

		43,330,725

Life Sciences Tools & Services 6.4%
914,400	AMAG Pharmaceuticals, Inc.(a)	24,734,520
296,600	Thermo Fisher Scientific, Inc.(a)(b)	10,754,716
325,700	WuXi PharmaTech Cayman, Inc., ADR (China)(a)	1,439,594

		36,928,830

Pharmaceuticals 22.7%
570,900	Abbott Laboratories	27,026,405
860,495	Ardea Biosciences, Inc.(a)(b)	10,196,866
1,809,500	ARYx Therapeutics, Inc.(a)	3,980,900
420,500	Auxilium Pharmaceuticals, Inc.(a)(b)	11,551,135
2,922,200	Genomma Lab Internacional SA de CV (Class B), 144A (Mexico)(a)(d)	1,533,052
1,802,500	Impax Laboratories, Inc.(a)	10,815,000
528,200	MAP Pharmaceuticals, Inc.(a)	1,177,886
1,590,400	Mylan, Inc.(a)(b)	19,768,672
521,600	Shire PLC, ADR (United Kingdom)(b)	18,495,936
236,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)	10,547,628
714,700	XenoPort, Inc.(a)(b)	14,930,083

		130,023,563

	Total common stocks (cost $554,449,031)	519,367,161

Shares
PREFERRED STOCKS 4.1%
Biotechnology 0.6%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 6/13/06)(a)(c)(d)	3,696,000

Healthcare Equipment & Supplies 0.5%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 5/23/08)(a)(c)(d)	1,503,810
63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 5/23/08)(a)(c)(d)	1,230,390

		2,734,200

Pharmaceuticals 3.0%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 8/11/08)(a)(c)(d)	3,564,000
16,930	Mylan, Inc.(a)	13,728,368

		17,292,368

	Total preferred stocks (cost $21,672,686)	23,722,568

Units
WARRANTS(a) 0.4%
Biotechnology
4,365,000	ConjuChem Biotechnologies, Inc. (Canada), expiring 11/28/09, Private Placement (original cost $343,106; purchased 11/22/06)(c)(d)	0
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (original cost $31,836; purchased 2/23/07)(c)(d)	118,290
222,500	Cytori Therapeutics, Inc., expiring 8/11/13, Private Placement (original cost $0; purchased 8/11/08)(c)(d)	135,516
700,000	Insmed, Inc., expiring 11/8/09, Private Placement (original cost $0; purchased 11/8/04)(c)(d)	12,780
2,850,000	Titan Pharmaceuticals, Inc., expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)(c)(d)	37

		266,623

Healthcare Equipment & Supplies 0.2%
1,360,825	EnteroMedics, Inc., expiring 2/20/13, Private Placement (original cost $170,103; purchased 2/20/09)(c)(d)	883,273
600,000	Lombard Medical Technologies (United Kingdom), WARRANT A, expiring 6/15/10, Private Placement (original cost, $0; purchased 7/10/07)(c)(d)	1
600,000	Lombard Medical Technologies (United Kingdom), WARRANT B, expiring 6/15/12, Private Placement (original cost $0; purchased 7/10/07)(c)(d)	202

		883,476

Pharmaceuticals 0.2%
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (original cost $0; purchased 3/8/06)(c)(d)	19,645
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)(c)(d)	599,959
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(c)(d)	465,541

		1,085,145

	Total warrants (cost $641,150)	2,235,244

	Total long-term investments (cost $576,762,867)	545,324,973

Shares
SHORT-TERM INVESTMENT 35.3%
Affiliated Money Market Mutual Fund
202,203,622	Dryden Core Investment Fund - Taxable Money Market Series (cost $202,203,622; includes $163,030,622 of cash collateral received for securities on loan)(e)(f)	202,203,622

	Total Investments(g) 130.4% (cost $778,966,489)(h)	747,528,595
	Liabilities in excess of other assets (30.4%)	(174,205,421)

	Net Assets 100.0%	$573,323,174

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $149,284,612; cash collateral of $163,030,622 included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $28,597,929. The aggregate value of $42,781,883 is approximately 7.5% of net assets.
(d)	Indicates illiquid securities.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	As of February 28, 2009, 22 securities representing $48,096,586 and 8.4% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$780,248,944	$72,937,575	$(105,657,924)	$(32,720,349)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$699,432,009	$—
Level 2 - Other Significant Observable Inputs	$5,314,703	—
Level 3 - Significant Unobservable Inputs	$42,781,883	—

Total	$747,528,595	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/08	$60,796,850
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,150,965)
Net purchases (sales)	3,311,783
Transfers in and/or out of Level 3	(18,175,785)

Balance as of 2/28/09	$42,781,883

Jennison Utility Fund

Schedule of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.9%
COMMON STOCKS 91.2%
Commercial Services & Supplies 0.9%
3,039,500	EnergySolutions, Inc.	$19,604,775

Construction & Engineering 0.7%
1,578,900	Chicago Bridge & Iron Co. NV	9,520,767
182,400	Fluor Corp.(b)	6,064,800

		15,585,567

Diversified Telecommunication Services 9.7%
3,823,800	Alaska Communications Systems Group, Inc.(b)	24,051,702
2,040,800	AT&T, Inc.	48,509,816
4,616,423	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	70,862,093
1,667,700	Consolidated Communications Holdings, Inc.	16,126,659
500,800	France Telecom SA (France)	11,191,728
1,561,700	Koninklijke KPN NV (Netherlands)	19,980,142
1,706,000	Maxcom Telecomunicaciones SAB de CV, ADR (Mexico)(a)	5,015,640
875,400	Telefonica SA (Spain)	16,110,944

		211,848,724

Electric Utilities 25.6%
2,207,800	Allegheny Energy, Inc.(b)	52,192,392
1,511,200	American Electric Power Co., Inc.	42,389,160
559,100	CEZ (Czech Republic)	16,750,697
2,684,200	Cia Energetica de Minas Gerais, ADR (Brazil)	36,666,172
2,026,200	Cleco Corp.	41,577,624
343,800	EDF SA (France)	13,323,617
743,400	Edison International	20,235,348
956,229	Entergy Corp.	64,440,272
658,900	Exelon Corp.	31,113,258
608,091	FirstEnergy Corp.	25,880,353
3,649,936	Iberdrola SA (Spain)	23,735,791
2,394,900	NV Energy, Inc.	22,200,723
1,439,600	Pepco Holdings, Inc.	21,594,000
2,449,900	PPL Corp.	68,327,711
983,000	Progress Energy, Inc.	34,817,860
1,386,000	Southern Co.(b)	42,009,660

		557,254,638

Electrical Equipment 0.6%
527,300	SunPower Corp. (Class B)(a)	13,055,948

Energy Equipment & Services 0.9%
193,200	First Solar, Inc.(a)(b)	20,428,968

Gas Utilities 7.9%

2,069,212	Enagas (Spain)	33,137,614
826,960	Energen Corp.	22,162,528
1,494,800	EQT Corp.	45,965,100
1,769,600	ONEOK, Inc.	39,532,864
1,094,800	Questar Corp.	31,563,084

		172,361,190

Independent Power Producers & Energy Traders 8.6%
3,614,200	AES Corp. (The)(a)(b)	22,769,460
1,447,200	Constellation Energy Group, Inc.(b)	28,596,672
115,000	MPX Energia SA, 144A (Brazil)(a)	8,266,497
4,376,200	NRG Energy, Inc.(a)(b)	82,710,180
650,000	Ormat Technologies, Inc.(b)	16,698,500
1,731,100	TransAlta Corp. (Canada)	28,670,238

		187,711,547

Multi-Utilities 14.3%
2,980,300	Centerpoint Energy, Inc.	30,756,696
4,226,000	CMS Energy Corp.	46,739,560
720,900	Dominion Resources, Inc.	21,756,762
3,723,200	NiSource, Inc.	32,578,000
1,055,000	PG&E Corp.(b)	40,322,100
1,363,100	Public Service Enterprise Group, Inc.	37,198,999
1,903,600	Sempra Energy	79,132,652
1,338,800	Xcel Energy, Inc.	23,750,312

		312,235,081

Oil, Gas & Consumable Fuels 8.0%
1,874,953	Copano Energy LLC(b)	26,661,832
	Copano Energy LLC – D Units, Private Placement
421,000	(original cost $11,051,250; purchased 3/14/08)(e)(f)	5,098,205
1,791,200	Energy Transfer Equity LP(b)	35,161,256
3,749,970	OPTI Canada, Inc. (Canada)(a)	2,947,626
1,354,849	Regency Energy Partners LP(b)	13,914,299
	Trident Resources Corp., Private Placement (Canada)
2,345,594	(original cost $34,626,921; purchased 12/4/03 – 3/9/06)(a)(e)(f)	7,946,479
2,747,800	Williams Cos., Inc.	31,050,140
2,763,849	Williams Partners LP	30,264,147
693,000	XTO Energy, Inc.(b)	21,940,380

		174,984,364

Real Estate Investment Trust (REIT) 0.9%
624,800	Digital Realty Trust, Inc.(b)	18,675,272

Road & Rail 1.5%
866,100	Union Pacific Corp.	32,496,072

Trading Companies & Distributors 0.2%
1,221,900	Aircastle Ltd.(b)	4,007,832

Transportation Infrastructure 1.4%
750,500	Aegean Marine Petroleum Network, Inc.(b)	12,308,200
1,065,200	Atlantia SpA (Italy)	13,845,635

157,839	Hamburger Hafen und Logistik AG, 144A (Germany)	3,584,769

		29,738,604

Water Utilities 0.9%
1,012,100	American Water Works Co., Inc.(b)	18,774,455

Wireless Telecommunication Services 9.1%
1,655,300	American Tower Corp. (Class A)(a)	48,202,336
2,423,101	Crown Castle International Corp.(a)(b)	42,501,192
607,525	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(b)	2,089,886
1,448,200	Leap Wireless International, Inc.(a)(b)	39,260,702
1,300,900	MetroPCS Communications, Inc.(a)(b)	18,863,050
2,928,000	NII Holdings, Inc.(a)	37,507,680
440,400	Rogers Communications, Inc. (Class B) (Canada)	10,357,466

		198,782,312

	Total common stocks (cost $2,744,765,385)	1,987,545,349

Principal Amount (000)
CONVERTIBLE BOND 1.6%
Wireless Telecommunication Services
$51,166	NII Holdings, Inc., 3.125%, expiring 6/15/12 (cost $27,357,952)	34,025,390

CORPORATE BOND 0.1%
Oil, Gas & Consumable Fuels
CAD 10,455	Trident Resources Corp., (Canada) Sub. Unsec. Note, PIK, 7.98%, due 8/12/12, Private Placement (original cost $9,916,017; purchased 8/20/07 – 2/27/09)(e)(f)	3,267,116

Shares
PREFERRED STOCKS 2.0%
Electric Utilities 1.9%
30,435	China Hydroelectric Corp., 144A, Private Placement (original cost $30,000,000; purchased 1/24/08)(a)(e)(f)	27,506,544
16,000	China Hydroelectric Corp., Series B, Private Placement (original cost $16,000,000; purchased 7/24/08)(a)(e)(f)	14,460,480

		41,967,024

Oil, Gas & Consumable Fuels 0.1%
160,000	Trident Resources Corp. (Canada), Series B, Private Placement (original cost $10,000,000; purchased 7/7/06)(e)(f)	862,400

	Total preferred stocks (cost $56,000,000)	42,829,424

Units
WARRANTS
Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., expiring 4/20/12, Private Placement (original cost $0; purchased 4/20/07)(a)(e)(f)	27,054
879,216	Trident Resources Corp., expiring 1/1/15, Private Placement (Canada) (original cost $0; purchased 8/20/07)(a)(e)(f)	69

		27,123

	Total long-term investments (cost $2,838,039,354)	2,067,694,402

Shares
SHORT-TERM INVESTMENT 17.0%
Affiliated Money Market Mutual Fund
370,694,846	Dryden Core Investment Fund – Taxable Money Market Series (cost $370,694,846; includes $270,984,256 of cash collateral received for securities on loan)(c)(g)	370,694,846

	Total Investments(d) 111.9% (cost $3,208,734,200)(h)	2,438,389,248

	Liabilities in excess of other assets (11.9%)	(260,213,700)

	Net Assets 100.0%	$2,178,175,548

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CAD—Canadian Dollar

PIK—Payment-In-Kind

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $255,135,248; cash collateral of $270,984,256 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of February 28, 2009, 17 securities representing $210,829,285 and 9.7% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates security is restricted as to resale. The aggregate original cost of such securities is $111,594,188. The aggregate market value of $59,168,347 is approximately 2.7% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(h)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$3,210,502,369	$191,832,293	$(963,945,414)	$(772,113,121)

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,193,534,574	—
Level 2 - Other Significant Observable Inputs	185,686,327	—
Level 3 - Significant Unobservable Inputs	59,168,347	—

Total	$2,438,389,248	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/08	$75,388,940
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(16,395,203)
Net purchases (sales)	174,610
Transfers in and/or out of Level 3	—

Balance as of 2/28/09	$59,168,347

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 28, 2009 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 22, 2009

*	Print the name and title of each signing officer under his or her signature.